Supplement Dated July 21, 2025
To The Prospectus Dated April 28, 2025
JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2025, for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Darren Schryer.

Effective July 11, 2025, for the JNL Multi-Manager Small Cap Growth Fund, please delete all references to and information for Trevor Martin.

Effective June 4, 2025, for the JNL/JPMorgan MidCap Growth Fund, please delete all references to and information for Daniel Bloomgarden.

Effective May 27, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/JPMorgan MidCap Growth Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Felise Agranoff	December 2015	Managing Director, JPMorgan
Michael Stein	May 2025	Managing Director, JPMorgan

Effective June 2, 2025, In the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PIMCO Real Return Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Stephen Rodosky	January 2019	Managing Director and Portfolio Manager, PIMCO
Daniel He	December 2019	Executive Vice President and Portfolio Manager, PIMCO
Mike Cudzil	June 2025	Managing Director and Portfolio Manager, PIMCO

Effective June 30, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/T. Rowe Price Capital Appreciation Fund and JNL/T. Rowe Price Capital Appreciation Equity Fund, please delete the Portfolio Managers tables in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
David R. Giroux, CFA	September 2013	Portfolio Manager, Chief Investment Officer, Investment Strategy Head and Chairman of Investment Advisory Committee, T. Rowe Price
Vivek Rajeswaran, CFA	June 2025	Portfolio Manager, T. Rowe Price
Mike Signore	June 2025	Portfolio Manager, T. Rowe Price
Brian Soloman, CFA	June 2025	Portfolio Manager, T. Rowe Price

In the section “Additional Information About Each Fund,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” for the JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds® Washington Mutual Investors Fund, JNL/American Funds Moderate Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL Moderate ETF Allocation Fund, JNL Moderate Growth ETF Allocation Fund, JNL Growth ETF Allocation Fund, JNL/AB Sustainable Global Thematic Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Cohen & Steers U.S. Realty Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE Fund, JNL/DoubleLine® Total Return Fund, JNL/Dreyfus Government Money Market Fund, JNL/Fidelity Institutional Asset Management® Total Bond Fund, JNL/First Sentier Global Infrastructure Fund, JNL/Franklin Templeton Income Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Goldman Sachs 4 Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan Nasdaq® Hedged Equity Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/MFS Mid Cap Value Fund, JNL/Mellon Bond Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon World Index Fund, JNL/Morningstar SMID Moat Focused Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Newton Equity Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Investment Grade Credit Fund, JNL/PPM America Total Return Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/JPMorgan Managed Aggressive Growth Fund, JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Growth Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, JNL Aggressive Growth Allocation Fund, JNL Bond Index Fund, and JNL Emerging Markets Index Fund, please delete the first paragraph in the entirety and replace with the following:

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  These additional risks are:

In the section “Additional Information About Each Fund,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” for the JNL/American Funds Balanced Fund, JNL/DoubleLine® Core Fixed Income Fund, JNL/JPMorgan U.S. Value Fund, JNL/Lazard International Quality Growth Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon DowSM Index Fund, JNL S&P 500 Index Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund, JNL/WMC Value Fund, JNL International Index Fund, JNL Mid Cap Index Fund, and JNL Small Cap Index Fund, after the first paragraph, please add the following:

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

In the section “Additional Information About Each Fund,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Floating Rate Income Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/T. Rowe Price Growth Stock Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, and JNL/T. Rowe Price Value Fund, after the second paragraph, please add the following:

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

In the section “Additional Information About Each Fund,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” JNL/PPM America High Yield Bond Fund, after the third paragraph, please add the following:

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

In the section “Additional Information About Each Fund,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” for the JNL/WCM China Quality Growth Fund and JNL/WCM Focused International Equity Fund, after the fifth paragraph, please add the following:

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

In the section “Additional Information About Each Fund,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” for the JNL/William Blair International Leaders Fund, after the sixth paragraph please add the following:

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

In the section “Additional Information About Each Fund,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” for the JNL/DFA U.S. Small Cap Fund, after the nineth paragraph, please add the following:

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

Effective May 27, 2025, in the section “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/JPMorgan MidCap Growth Fund, after the second paragraph, please add the following:

Michael Stein Managing Director, is a portfolio manager within the U.S. Equity Group. An employee since 2014, Mr. Stein leads industrials and energy sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the Small Cap Growth, Mid Cap Growth, and Mid Cap Equity Strategies. Prior to joining the firm, he worked at Barclays and Morgan Stanley, covering electrical equipment and industrial conglomerates. Mr. Stein obtained a B.S. in Finance from the Wharton School, a B.S.E. in Mechanical Engineering from the University of Pennsylvania School of Engineering and Applied Sciences. He is a member of the CFA Institute and a CFA charterholder.

Effective June 2, 2025, in the section “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/PIMCO Real Return Fund, after the third paragraph, please add the following:

Mike Cudzil is a managing director and portfolio manager in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

Effective June 30, 2025, In the section “Additional Information About Each Fund,” under “The Sub-Advisers and Portfolio Management,” for the JNL/T. Rowe Price Capital Appreciation Fund and JNL/T. Rowe Price Capital Appreciation Equity Fund, please delete the third and fourth paragraphs in the entirety and replace with the following:

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are  David R. Giroux, Vivek Rajeswaran, Mike Signore, and Brian Soloman.  Information regarding the portfolio managers of the Fund is set forth below.
David R. Giroux, CFA, is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Investment Management, Inc. Mr. Giroux is a portfolio manager, Chief Investment Officer, Investment Strategy Head, and president and chairman of the Investment Advisory Committee. Mr. Giroux joined the firm in 1998 and, until 2006, had analytical responsibility for the firm’s investments in the industrials and automotive sectors. As an analyst, Mr. Giroux covered the automotive sector.  Mr. Giroux has a B.A. in Finance and Political Economy from Hillsdale College. Mr. Giroux is also a chartered financial analyst.
Vivek Rajeswaran CFA, is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Investment Management, Inc. Mr. Rajeswaran is a portfolio manager for the Capital Appreciation Strategy, including the Capital Appreciation Fund and Capital Appreciation Equity ETF, at T. Rowe Price Investment Management. He is a member of the Capital Appreciation, Capital Appreciation and Income, Capital Appreciation Equity ETF, Mid-Cap Growth, and Institutional Mid-Cap Equity Growth Investment Advisory Committees and a member of the Research Governance Oversight Committee. Mr. Rajeswaran’s investment experience began in 2012 when he joined T. Rowe Price.  Mr. Rajeswaran earned an M.S. and a B.S., magna cum laude, in electrical engineering from Columbia University and an M.B.A. from Columbia Business School. He also has earned the Chartered Financial Analyst.
Mike Signore is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Investment Management, Inc. Mr. Signore is a portfolio manager for the Capital Appreciation Strategy, including the Capital Appreciation Fund and Capital Appreciation Equity ETF, at T. Rowe Price Investment Management. He is a member of the Capital Appreciation, Capital Appreciation and Income, and Capital Appreciation Equity ETF Investment Advisory Committees. Mr. Signore’s investment experience began in 2010. He was with T. Rowe Price from 2015 to 2018, beginning in the T. Rowe Price Associates U.S. Equity Division, and returned in 2020.  He earned a B.S., magna cum laude, in business administration, with a double major in accounting and finance, from Marquette University and an M.B.A. from Duke University.
Brian Soloman CFA, is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Investment Management, Inc. Mr. Soloman is a portfolio manager for the Capital Appreciation Strategy, including the Capital Appreciation Fund (CAF) and Capital Appreciation Equity ETF, and is the CAF fixed income team lead at T. Rowe Price Investment Management. He is a member of the Capital Appreciation, Capital Appreciation and Income, and Capital Appreciation Equity ETF Investment Advisory Committees.  Mr. Soloman’s investment experience began in 2015 when he joined T. Rowe Price, He earned a B.S. in finance from Clemson University and an M.B.A. from the University of North Carolina. He also has earned the Chartered Financial Analyst.

This Supplement is dated July 21, 2025.

Supplement Dated July 21, 2025
To The Statement of Additional Information
Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2025, for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Darren Schryer.

Effective July 11, 2025, for the JNL Multi-Manager Small Cap Growth Fund, please delete all references to and information for Trevor Martin.

Effective June 4, 2025, for the JNL/JPMorgan MidCap Growth Fund, please delete all references to and information for Daniel Bloomgarden.

Effective June 20, 2025, in the section, “Non-Fundamental Policies and Risks Applicable to the AFIS Master Funds and the JNL/American Funds Feeder Funds,” please delete “Forward Commitment, When Issued and Delayed Delivery Transactions” in the entirety and replace with the following:

Forward Commitment, When Issued and Delayed Delivery Transactions. The AFIS Master fund may enter into commitments to purchase or sell securities at a future date. When the AFIS Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when the AFIS Master Fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the AFIS Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

The AFIS Master Fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, the AFIS Master Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, the AFIS Master Fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), the AFIS Master Fund forgoes principal and interest paid on the mortgage-backed securities. The AFIS Master Fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The AFIS Master Fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The AFIS Master Fund could suffer a loss if the contracting party fails to perform the future transaction and the AFIS Master Fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to the AFIS Master Fund’s portfolio turnover rate.

With TBA transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. These transactions could lead to the fund being in a leveraged position (because it may have an amount greater than its net assets subject to market risk) and may have to sell securities at inopportune times or prices. As a result, increases and decreases in the value of the AFIS Master Fund’s portfolio may be magnified. Should market values of the AFIS Master Fund’s portfolio securities decline while the AFIS Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the AFIS Master Fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the AFIS Master Fund may sell such securities.

When the AFIS Master Fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the AFIS Master Fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent the AFIS Master Fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, the AFIS Master Fund would not participate in future gains or losses with respect to the security if the AFIS Master Fund holds such security. If the other party to a transaction fails to pay for the securities, the AFIS Master Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the AFIS Master Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the AFIS Master Fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the AFIS Master Fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Effective May 27, 2025, on page 244, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for J.P. Morgan Investment Management Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/JPMorgan MidCap Growth Fund in the entirety and replace with the following, which reflects information as of May 31, 2025:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Felise Agranoff	Other Registered Investment Companies	16	$47.75 billion	0	$0
	Other Pooled Vehicles	7	$15.6 billion	0	$0
	Other Accounts	56	$6.15 billion	1	$107 million

Michael Stein	Other Registered Investment Companies	3	$20.39 billion	0	$0
	Other Pooled Vehicles	4	$708 million	0	$0
	Other Accounts	0	$0	0	$0

Effective May 27, 2025, on page 247, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for J.P. Morgan Investment Management Inc., under “Security Ownership of Portfolio Managers,” please delete the table for the JNL/JPMorgan MidCap Growth Fund, in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/JPMorgan MidCap Growth Fund as of May 31, 2025
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Felise Agranoff	X
Michael Stein	X

Effective June 2, 2025, on page 271, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Pacific Investment Management Company LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/PIMCO Real Return Fund in the entirety and replace with the following, which reflects information as of May 31, 2025:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Stephen Rodosky	Other Registered Investment Companies	13	$19.80 billion	0	$0
	Other Pooled Vehicles	2	0.67 billion	1	$0.54 billion
	Other Accounts	1	$0.17 million	0	$0

Daniel He	Other Registered Investment Companies	16	$17.33 billion	0	$0
	Other Pooled Vehicles	3	$0.72 billion	1	$0.54 billion
	Other Accounts	17	$6.36 billion	3	$0.86 billion

Mike Cudzil	Other Registered Investment Companies	23	$31.66 billion	0	$0
	Other Pooled Vehicles	16	$13.10 billion	3	$9.89 billion
	Other Accounts	62	$40.96 billion	7	$1.24 billion

Effective June 2, 2025, on page 276, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Pacific Investment Management Company LLC, under “Security Ownership of Portfolio Managers,” please delete the table for the JNL/PIMCO Real Return Fund, in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/PIMCO Real Return Fund as of May 31, 2025
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Stephen Rodosky	X
Daniel He	X
Mike Cudzil	X

Effective June 30, 2025, on page 285, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for T. Rowe Price Associates, Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/T. Rowe Price Capital Appreciation Fund and JNL/T. Rowe Price Capital Appreciation Equity Fund in the entirety and replace with the following, which reflects information as of May 31, 2025:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
David R. Giroux, CFA	Other Registered Investment Companies	11	$84.73 billion	0	$0
	Other Pooled Vehicles	2	$1.39 billion	0	$0
	Other Accounts	1	$26.11 billion	0	$0

Vivek Rajeswaran	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Mike Signore	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Brian Soloman	Other Registered Investment Companies	1	$68.77 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Effective June 30, 2025, on page 288, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for T. Rowe Price Associates, Inc., under “Security Ownership of Portfolio Managers,” please delete the tables for the JNL/T. Rowe Price Capital Appreciation Fund and JNL/T. Rowe Price Capital Appreciation Equity Fund, in the entirety and replace with the following:

Security Ownership of Portfolio Manager for the JNL/T. Rowe Price Capital Appreciation Fund and JNL/T. Rowe Price Capital Appreciation Equity Fund as of May 31, 2025
Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
David R. Giroux, CFA	X
Vivek Rajeswaran	X
Mike Signore	X
Brian Soloman	X

This Supplement is dated July 21, 2025.